Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

19.  Related Party Transactions

Transactions with the Company's representative director

As of December 31, 2019, the outstanding balance due from Kouji Eguchi, the representative director and the shareholder of the Company (holds 48.04% of common stock and all Class A common stock), was ¥8,266 thousand. The interest received on the short-term loans, in the amount of ¥189 thousand, is included under interest income in the consolidated statements of income. The balance was repaid in full in 2020.

Transactions with the Company's director

Akira Nojima, the Company's independent director, is the sole owner of Kabushiki Kaisha No Track.

As of December 31, 2020 and 2019, the outstanding accrued expenses to Kabushiki Kaisha No Track are ¥110 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥600 thousand and ¥600 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha No Track, in each year respectively.

Tomoya Ogawa, the Company's independent director and the shareholder of the Company (holds 0.59% and 0.71% of common stock as of December 31, 2020 and 2019 respectively), is the sole owner of Kabushiki Kaisha LTW.

As of December 31, 2020 and 2019, the outstanding accrued expenses to Kabushiki Kaisha LTW are ¥110 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥1,200 thousand and ¥1,200 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha LTW, in each year respectively.

Transactions with the Company's corporate auditor (See Note 20)

Osamu Sato, the Company's corporate auditor and the shareholder of the Company (holds 0.36% and 0.44% of common stock as of December 31, 2020 and 2019 respectively), is the president and representative director of Aoyama Consulting Group Co., Ltd.

As of December 31, 2020 and 2019, the outstanding accrued expenses to Aoyama Consulting Group Co., Ltd are ¥110 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥1,200 thousand and ¥1,200 thousand (included in selling, general and administrative expenses) to Aoyama Consulting Group Co., Ltd in each year, respectively.